As filed with the Securities and Exchange Commission on April 23, 2013

Securities Act File No. 333-152915

Investment Company Act File No. 811-22227

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Post-Effective Amendment No. 25	|X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 26	|X|

(Check appropriate box or boxes.)

INDEXIQ ETF TRUST

(Exact Name of Registrant as Specified in Charter)

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800 Westchester Avenue

Suite N611

Rye Brook, NY 10573

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (914) 697-4946

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Adam S. Patti

IndexIQ Advisors LLC

800 Westchester Avenue

Suite N611

Rye Brook, NY 10573

(Name and Address of Agent for Service)

With a copy to:

Peter J. Shea, Esq.

Katten Muchin Rosenman LLP

575 Madison Avenue

New York, New York 10022

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Approximate Date of Proposed Public Offering:

|X| immediately upon filing pursuant to paragraph (b).

|   | on [date] pursuant to paragraph (b).

|   | 60 days after filing pursuant to paragraph (a)(1).

|   | on [date] pursuant to paragraph (a)(1).

|   | 75 days after filing pursuant to paragraph (a)(2).

|   | on [date] pursuant to paragraph (a)(2).

If appropriate, check the following box:

|   | This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, no par value.

EXPLANATORY NOTE

The purpose of this filing is to include an exhibit that was omitted from the prior amendment to the registration statement, filed on April 23, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye Brook, and State of New York on this 23rd day of April, 2013.

INDEXIQ ETF TRUST

By:	/s/ Adam S. Patti

Adam S. Patti
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

*	Trustee	April 23, 2013
Reena Aggarwal

*	Trustee	April 23, 2013
Gene Chao

Chairman, Trustee, President
/s/ Adam S. Patti	and Principal Executive	April 23, 2013
Adam S. Patti	Officer

	Chief Compliance Officer,	April 23, 2013
/s/ David Fogel	Treasurer and Principal
David Fogel	Financial Officer

*By:	/s/ Gregory D. Bassuk
Gregory D. Bassuk,
Attorney-in-fact